UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.7% (91.9% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.0% (76.8% of Total Investments) (4)

	Aerospace & Defense – 1.9% (1.1% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$4,299,411
5,518	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	4,607,352
2,986	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	Ba3	2,934,716
12,773	Total Aerospace & Defense				11,841,479

	Air Freight & Logistics – 0.5% (0.3% of Total Investments)

3,000	XPO Logistics, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba1	2,977,500

	Airlines – 3.6% (2.2% of Total Investments)

3,431	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	3,412,024
2,970	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/10/21	BB+	2,964,060
9,720	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	9,726,188
1,945	Delta Air Lines, Inc., Term Loan B2	2.446%	4/18/16	BBB	1,945,202
4,410	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,396,677
22,476	Total Airlines				22,444,151

	Automobiles – 3.1% (1.9% of Total Investments)

9,850	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,826,606
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,679,497
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,905,000
19,645	Total Automobiles				19,411,103

	Building Products – 0.7% (0.5% of Total Investments)

2,772	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	2,614,919
2,115	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	2,112,499
4,887	Total Building Products				4,727,418

	Capital Markets – 0.9% (0.6% of Total Investments)

2,801	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,809,029
2,940	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,943,675
5,741	Total Capital Markets				5,752,704

	Chemicals – 1.8% (1.1% of Total Investments)

595	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	588,752
2,741	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,716,294
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	2,327,495
2,431	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	2,427,832
3,507	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	3,456,872
11,593	Total Chemicals				11,517,245

	Commercial Services & Supplies – 3.5% (2.1% of Total Investments)

1,501	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,464,318
934	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	923,918
4,445	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	3,475,061
825	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	241,101
1,443	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	194,829
4,579	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,709,087
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	388,750
11,351	Millennium Laboratories, Inc., Tranche B, Term Loan, (5)	5.250%	4/16/21	D	4,171,669
3,875	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	B1	3,859,015
107	Universal Services of America, Delayed Draw, Term Loan, Second Lien	9.500%	7/28/23	CCC+	104,152

Nuveen Investments	1

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Commercial Services & Supplies (continued)

$1,643	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	CCC+	$1,596,994
132	Universal Services of America, Delayed Draw, Term Loan, First Lien	4.750%	7/28/22	B	128,882
1,868	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	1,827,784
33,203	Total Commercial Services & Supplies				22,085,560

	Communications Equipment – 1.7% (1.0% of Total Investments)

6,724	Avaya, Inc., Term Loan B3, (DD1)	4.823%	10/26/17	B1	5,547,078
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	879,598
1,896	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	1,896,426
2,320	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/25/22	B1	2,325,804
12,000	Total Communications Equipment				10,648,906

	Consumer Finance – 1.9% (1.2% of Total Investments)

2,500	First Data Corporation, Term Loan B	3.947%	7/08/22	BB	2,509,375
9,750	First Data Corporation, Term Loan	3.697%	3/23/18	BB	9,694,142
12,250	Total Consumer Finance				12,203,517

	Containers & Packaging – 1.4% (0.9% of Total Investments)

2,000	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	2,006,112
4,320	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	4,333,044
2,827	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	2,834,274
9,147	Total Containers & Packaging				9,173,430

	Diversified Consumer Services – 6.2% (3.8% of Total Investments)

1,750	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,750,219
7,953	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	7,917,938
438	Harland Clarke Holdings Corporation, Extended Term Loan	5.577%	6/30/17	BB–	436,266
3,282	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	3,275,149
1,434	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	BB–	1,430,331
9,694	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	9,724,484
2,993	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,970,056
218	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	188,201
3,503	New Albertson’s, Inc., Term Loan	4.750%	6/25/21	Ba3	3,490,378
7,791	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	7,802,921
39,056	Total Diversified Consumer Services				38,985,943

	Diversified Financial Services – 0.7% (0.4% of Total Investments)

1,496	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	BB–	1,497,484
1,985	Transdigm, Inc., Term Loan, Second Lien	4.750%	11/12/21	N/R	1,985,012
1,000	TransFirst, Inc., Term Loan, Second Lien	9.000%	11/11/22	CCC+	1,003,125
4,481	Total Diversified Financial Services				4,485,621

	Diversified Telecommunication Services – 4.9% (3.0% of Total Investments)

1,712	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,703,526
395	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB–	383,917
2,435	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	2,435,653
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	3,680,417
10,827	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	10,690,237
4,437	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	4,371,923
2,860	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	2,817,350
4,703	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	4,633,535
31,036	Total Diversified Telecommunication Services				30,716,558

	Electronic Equipment, Instruments & Components – 1.1% (0.7% of Total Investments)

4,116	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	3,889,822
3,103	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	2,901,617
7,219	Total Electronic Equipment, Instruments & Components				6,791,439

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

$647	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	$598,396
5,227	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	3,044,731
1,999	Offshore Group Investment Limited, Term Loan B, (5)	5.000%	10/25/17	D	579,837
7,873	Total Energy Equipment & Services				4,222,964

	Food & Staples Retailing – 7.4% (4.6% of Total Investments)

4,924	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	4,924,992
27,795	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	27,831,450
3,229	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,200,139
4,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	3,908,000
737	Del Monte Foods Company, Term Loan, First Lien	4.254%	2/18/21	B2	721,677
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB	1,515,000
1,675	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,681,020
3,114	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	3,113,829
46,974	Total Food & Staples Retailing				46,896,107

	Food Products – 5.5% (3.4% of Total Investments)

1,975	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,971,840
6,808	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	6,792,623
4,778	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	4,780,468
16,792	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	16,816,563
4,770	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	4,644,788
35,123	Total Food Products				35,006,282

	Health Care Equipment & Supplies – 3.6% (2.2% of Total Investments)

583	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	583,415
1,980	CareCore National LLC, Term Loan	5.500%	3/05/21	B	1,781,910
5,019	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,792,907
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,380,848
2,426	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	2,425,020
2,000	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	2,008,750
6,755	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	6,763,138
2,000	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,990,000
23,316	Total Health Care Equipment & Supplies				22,725,988

	Health Care Providers & Services – 5.4% (3.3% of Total Investments)

1,985	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	1,994,677
1,734	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,729,077
3,470	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	3,465,142
3,616	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	3,623,754
8,531	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	8,576,743
1,444	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	1,477,443
1,298	HCA, Inc., Tranche B5, Term Loan	2.938%	3/31/17	BBB–	1,299,744
2,481	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	2,140,038
3,662	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	3,639,515
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	2,002,500
1,601	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	1,545,053
2,376	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	2,340,811
34,198	Total Health Care Providers & Services				33,834,497

	Health Care Technology – 0.8% (0.5% of Total Investments)

5,128	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	5,128,701

	Hotels, Restaurants & Leisure – 6.3% (3.8% of Total Investments)

7,836	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	7,849,085
3,012	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	3,011,793
5,228	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	5,236,444
586	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	594,402
2,765	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	12/09/20	CCC	2,764,824
2,244	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,234,906

Nuveen Investments	3

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$2,918	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	$2,916,027
3,930	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	3,850,174
4,470	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	4,377,091
3,273	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	3,085,255
3,625	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	3,629,579
39,887	Total Hotels, Restaurants & Leisure				39,549,580

	Household Durables – 0.4% (0.3% of Total Investments)

2,435	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	2,439,213
248	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	248,469
2,683	Total Household Durables				2,687,682

	Industrial Conglomerates – 0.3% (0.2% of Total Investments)

2,285	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,125,996

	Insurance – 2.1% (1.3% of Total Investments)

5,326	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	5,277,981
2,500	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/16/22	B1	2,507,812
5,885	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	5,756,620
13,711	Total Insurance				13,542,413

	Internet & Catalog Retail – 1.3% (0.8% of Total Investments)

8,439	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	8,393,025

	Internet Software & Services – 2.0% (1.2% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	1,001,667
735	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	735,772
3,404	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	3,407,579
290	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	289,711
7,877	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	7,483,229
13,306	Total Internet Software & Services				12,917,958

	IT Services – 0.9% (0.5% of Total Investments)

3,785	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,786,901
569	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	570,334
1,221	Zayo Group LLC, Term Loan B	3.750%	5/06/21	BB–	1,220,518
5,575	Total IT Services				5,577,753

	Leisure Products – 2.1% (1.3% of Total Investments)

3,755	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,360,985
4,022	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	4,016,026
1,594	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	1,594,593
3,169	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	3,177,742
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,000,000
13,540	Total Leisure Products				13,149,346

	Machinery – 0.3% (0.2% of Total Investments)

1,828	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	1,809,431

	Media – 14.1% (8.7% of Total Investments)

2,121	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	2,073,096
2,200	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,052,875
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,599,125
1,000	Affinion Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	962,917
1,975	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,703,438
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,325,400
7,480	Cequel Communications LLC, Extended Term Loan	3.500%	12/14/22	N/R	7,388,987
5,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/23/23	BBB–	5,001,565
1,038	Clear Channel Communications, Inc., Tranche D, Term Loan	6.938%	1/30/19	CCC+	871,911

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Media (continued)

$2,718	Clear Channel Communications, Inc.,Term Loan E	7.688%	7/30/19	CCC+	$2,310,172
13,537	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	11,548,342
3,761	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	3,761,476
643	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	643,112
890	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	889,651
2,963	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	2,962,485
3,703	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,706,969
1,500	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	1,505,625
3,338	McGraw-Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	3,347,312
1,940	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,940,000
2,500	Numericable Group S.A., Term Loan, (WI/DD)	TBD	TBD	B+	2,474,610
3,193	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	3,157,126
2,762	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	2,731,345
3,300	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	3,270,716
17,529	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,421,548
673	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	669,429
672	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	CCC+	672,611
1,994	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,943,948
561	Yell Group PLC, Term Loan A2	5.319%	3/01/19	N/R	1,136,195
50	Yell Group PLC, Term Loan A2, (8)	1.500%	3/03/19	N/R	–
1,925	Yell Group PLC, Term Loan B2, PIK, (8)	0.000%	3/03/24	N/R	–
94,709	Total Media				89,071,986

	Multiline Retail – 2.8% (1.7% of Total Investments)

2,239	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	2,226,623
6,414	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	6,432,820
2,010	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	2,015,759
3,000	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	3,009,375
4,073	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	4,060,708
17,736	Total Multiline Retail				17,745,285

	Oil, Gas & Consumable Fuels – 2.0% (1.2% of Total Investments)

693	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	564,416
5,480	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	3,945,313
867	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba2	783,792
1,703	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	644,962
4,258	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	2,821,748
3,843	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	2,259,441
427	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	322,626
1,121	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	1,102,385
18,392	Total Oil, Gas & Consumable Fuels				12,444,683

	Pharmaceuticals – 4.7% (2.9% of Total Investments)

6,000	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	5,915,250
51	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	50,872
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	35,156
1,178	Grifols, Inc., Term Loan	3.188%	2/27/21	Ba1	1,177,492
3,950	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	3,877,912
5,583	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	5,518,184
4,451	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	4,461,420
2,639	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	2,459,086
6,535	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	6,088,868
36,012	Total Pharmaceuticals				29,584,240

	Professional Services – 0.2% (0.1% of Total Investments)

1,129	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,041,081

	Real Estate Investment Trust – 4.2% (2.6% of Total Investments)

15,261	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	14,435,067
4,876	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	4,877,914
2,286	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	2,268,918

Nuveen Investments	5

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Real Estate Investment Trust (continued)

$5,466	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	$5,037,635
27,889	Total Real Estate Investment Trust				26,619,534

	Real Estate Management & Development – 1.5% (0.9% of Total Investments)

3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,741,506
5,593	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	5,602,098
9,316	Total Real Estate Management & Development				9,343,604

	Road & Rail – 0.3% (0.2% of Total Investments)

2,000	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	1,960,000

	Semiconductors & Semiconductor Equipment – 3.2% (2.0% of Total Investments)

7,060	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB	7,065,905
7,349	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	N/R	7,351,764
2,940	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	N/R	2,943,975
2,899	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	2,867,191
20,248	Total Semiconductors & Semiconductor Equipment				20,228,835

	Software – 10.0% (6.2% of Total Investments)

3,081	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	3,040,990
5,640	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	5,095,862
2,500	Computer Sciences Government Services, Term Loan B, First Lien, (WI/DD)	TBD	TBD	N/R	2,509,375
5,375	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	5,131,275
4,007	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	4,006,628
4,672	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	4,650,438
12,847	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	12,528,518
1,750	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	1,733,411
2,808	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	2,808,532
3,135	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	3,134,022
6,305	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,312,248
3,913	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	3,929,298
605	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	607,972
2,615	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,616,380
5,278	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	5,321,125
64,531	Total Software				63,426,074

	Specialty Retail – 1.6% (1.0% of Total Investments)

3,589	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	3,498,917
2,687	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	2,689,248
490	Pilot Travel Centers LLC, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	493,437
3,400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	3,388,100
10,166	Total Specialty Retail				10,069,702

	Technology Hardware, Storage & Peripherals – 2.8% (1.7% of Total Investments)

17,686	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	17,707,048

	Trading Companies & Distributors – 1.7% (1.0% of Total Investments)

9,247	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	9,232,309
1,666	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,524,470
10,913	Total Trading Companies & Distributors				10,756,779

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

152	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	133,915
879	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	776,708
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	747,731
1,213	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	1,071,322
3,090	Total Transportation Infrastructure				2,729,676

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services – 2.5% (1.5% of Total Investments)

$4,611	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	$4,414,253
4,769	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	4,521,208
4,874	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	4,895,110
2,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB	1,972,322
16,254	Total Wireless Telecommunication Services				15,802,893
$832,444	Total Variable Rate Senior Loan Interests (cost $826,556,703)				789,861,717

Shares	Description (1)				Value

	COMMON STOCKS – 1.3% (0.8% of Total Investments)

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

78,490	Cengage Learning Holdings II LP, (6), (7)				$1,942,627
9,876,769	Education Management Corporation, (6), (7)				98,768
	Total Diversified Consumer Services				2,041,395

	Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)

37,535	BLB Worldwide Holdings Inc., (6), (7)				1,820,447
2,670	Buffets Term Loan, (6), (7)				—
	Total Hotels, Restaurants & Leisure				1,820,447

	Media – 0.7% (0.4% of Total Investments)

6,597	Cumulus Media, Inc., (6)				3,029
26,045	Metro-Goldwyn-Mayer, (6), (7)				1,966,398
57,088	Tribune Media Company				2,302,359
45,942	Tribune Media Company, (8)				—
14,272	Tribune Publishing Company				134,728
	Total Media				4,406,514

	Professional Services – 0.0% (0.0% of Total Investments)

47,152	Vertrue, Inc., (6), (7)				101,377

	Software – 0.0% (0.0% of Total Investments)

743,286	Eagle Topco LP, (6), (8)				1
	Total Common Stocks (cost $8,363,494)				8,369,734

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation	7.500%		N/R	$164,835
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				164,835

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$716,125
$850	Total Convertible Bonds (cost $696,250)				716,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 15.2% (9.3% of Total Investments)

	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)

$700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$697,375

Nuveen Investments	7

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Communications Equipment – 0.2% (0.1% of Total Investments)

$2,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	$968,750

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,715	Reynolds Group	9.875%	8/15/19	CCC+	1,805,038

	Diversified Telecommunication Services – 1.9% (1.1% of Total Investments)

2,560	Frontier Communications Corporation	6.250%	9/15/21	BB	2,286,080
2,200	Frontier Communications Corporation	6.875%	1/15/25	BB	1,901,013
1,500	IntelSat Limited	6.750%	6/01/18	CCC+	1,331,250
5,750	IntelSat Limited	7.750%	6/01/21	CCC+	3,392,500
4,550	IntelSat Limited	8.125%	6/01/23	CCC+	2,695,875
16,560	Total Diversified Telecommunication Services				11,606,718

	Health Care Equipment & Supplies – 2.5% (1.5% of Total Investments)

3,250	Kinetic Concepts	10.500%	11/01/18	B–	3,431,675
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,122,500
1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,013,750
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	4,320,000
1,650	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,744,875
3,335	Tenet Healthcare Corporation	6.750%	6/15/23	B3	3,309,988
15,235	Total Health Care Equipment & Supplies				15,942,788

	Health Care Providers & Services – 2.0% (1.3% of Total Investments)

4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	4,130,000
6,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	6,448,000
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,227,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,047,500
12,600	Total Health Care Providers & Services				12,852,500

	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)

275	Scientific Games Corporation	8.125%	9/15/18	B–	250,250
3,200	Scientific Games International Inc.	10.000%	12/01/22	B	2,832,000
3,475	Total Hotels, Restaurants & Leisure				3,082,250

	Media – 4.1% (2.5% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,027,500
200	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	200,750
1,762	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	933,860
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	5,553,093
10,842	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	4,445,018
10,350	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	8,512,875
2,000	Dish DBS Corporation	5.875%	7/15/22	BB–	1,960,000
1,500	Dish DBS Corporation	5.875%	11/15/24	BB–	1,434,750
1,875	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	2,053,125
36,091	Total Media				26,120,971

	Real Estate Investment Trust – 0.2% (0.1% of Total Investments)

1,500	iStar Inc.	4.000%	11/01/17	B+	1,466,250

	Semiconductors & Semiconductor Equipment – 0.8% (0.5% of Total Investments)

500	Advanced Micro Devices, Inc.	6.750%	3/01/19	B–	385,000
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	2,072,000
2,468	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,789,300
1,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	700,000
6,768	Total Semiconductors & Semiconductor Equipment				4,946,300

	Software – 0.5% (0.3% of Total Investments)

2,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,934,374

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Software (continued)

$1,500	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	$1,072,500
4,000	Total Software				3,006,874

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	772,500
7,750	Sprint Corporation	7.875%	9/15/23	B+	7,168,750
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,536,719
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,871,500
14,000	Total Wireless Telecommunication Services				13,349,469
$115,144	Total Corporate Bonds (cost $113,644,571)				95,845,283

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 6.4% (3.9% of Total Investments)

$1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.433%	11/20/24	BB	$1,114,087
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.787%	7/20/23	BB	2,334,274
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A	5.317%	4/18/25	BB	446,720
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.921%	7/15/25	BB	1,521,329
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.377%	12/24/23	BB	910,680
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.721%	1/15/23	BB	1,337,687
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.321%	4/15/24	BB	441,243
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.037%	10/19/22	BB	2,656,950
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.329%	2/25/17	BB–	5,253,546
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.789%	4/15/22	BB	2,987,412
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.465%	4/19/22	BB+	1,403,130
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.645%	4/22/22	BB	1,498,292
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A	5.802%	4/20/26	Ba3	2,419,590
1,500	Madison Park Funding Limited, Series 2012-10A	5.567%	1/20/25	BB	1,403,076
500	North End CLO Limited, Loan Pool, 144A	4.915%	7/17/25	BB	421,291
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.417%	1/18/24	BB–	648,469
800	Oak Hill Credit Partners Series 2013-9A	5.317%	10/20/25	BB–	711,510
3,360	Oak Hill Credit Partners, Series 2012-7A	5.333%	11/20/23	BB	3,126,261
3,000	Octagon Investment Partners, Series 2015-1A	6.176%	10/20/26	Ba3	2,825,400
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.311%	11/08/24	BB–	2,717,664
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BB	972,996
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.079%	5/24/23	BB	2,894,217
$43,310	Total Asset-Backed Securities (cost $40,303,823)				40,045,824

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.7% (1.0% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$4,661,345
968,586	Eaton Vance Senior Income Trust				5,859,945
	Total Investment Companies (cost $11,981,509)				10,521,290
	Total Long-Term Investments (cost $1,001,573,036)				945,524,808

Nuveen Investments	9

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 13.1% (8.1% of Total Investments)

	REPURCHASE AGREEMENTS – 13.1% (8.1% of Total Investments)

$83,053	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $83,052,609, collateralized by $84,645,000 U.S. Treasury Notes, 0.750%, due 12/31/17, value $84,716,610	0.000%	11/02/15	$83,052,609
	Total Short-Term Investments (cost $83,052,609)			83,052,609
	Total Investments (cost $1,084,625,645) – 162.8%			1,028,577,417
	Borrowings – (40.1)% (10), (11)			(253,300,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (22.0)% (12)			(139,000,000)
	Other Assets Less Liabilities – (0.7)%			(4,543,874)
	Net Assets Applicable to Common Shares – 100%			$631,733,543

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$789,861,717	$—	*	$789,861,717
Common Stocks	2,440,116	5,929,617	1		8,369,734
$25 Par (or similar) Retail Preferred	—	164,835	—		164,835
Convertible Bonds	—	716,125	—		716,125
Corporate Bonds	—	95,845,283	—		95,845,283
Asset-Backed Securities	—	40,045,824	—		40,045,824
Investment Companies	10,521,290	—	—		10,521,290

Short-Term Investments:
Repurchase Agreements	—	83,052,609	—		83,052,609
Total	$12,961,406	$1,015,616,010	$1		$1,028,577,417
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the

10	Nuveen Investments

extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $1,085,745,280.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$7,904,723
Depreciation	(65,072,586)
Net unrealized appreciation (depreciation) of investments	$(57,167,863)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 24.6%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.5%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015